Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions
15

Provisions
Provisions by type
in EUR million 2021 2020
Reorganisation provisions 421 381
Litigation provisions 132 105
Other provisions 441 205
995 691
Changes in provisions
Reorganisation Litigation Other Total
in EUR million 2021 2020 2021 2020 2021 2020
1
2021 2020
Opening balance 381 385 105 102 205 201 691 688
Additions 310 165 50 46 354 66 715 277
Interest -2 -1 -2 -1
Releases -96 -16 -11 -25 -79 -47 -186 -88
Utilised -172 -152 -18 -16 -25 -13 -215 -180
Exchange rate differences 0 -1 -3 -3 -2 -5 -4 -9
Other changes -3 -0 9 0 -11 4 -5 4
Closing balance 421 381 132 105 441 205 995 691
1 The prior period additions and releases have been updated to improve consistency and comparability of Other Provisions.
In 2021, the additions to the reorganisation provision mainly relate to the discontinuation of retail banking activities in France and the restructuring of the branch network and retail advice organisation in the Netherlands.

The additions to the reorganisation provision in 2020 are mainly attributable to refocusing of our activities in
Wholesale Banking and decision on the Maggie

project, as well as additional restructuring costs in Retail Benelux and Other Challengers & Growth Markets.

These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain.
Reference is made to Note 46 ‘Legal proceedings’ for developments in litigation provisions.

The additions to the Other provisions in 2021 include an

EUR
180

million provision for the compensation of Dutch
retail customers for past interest charges that did not sufficiently track market rates.

In 2021, Other provisions includes provisions of EUR 34

million (2020: EUR
17

million) that relate to credit
replacement facilities and EUR 114

million (2020: EUR
75

million) that relate to non-credit replacement off
balance facilities.
As at 31 December 2021, amounts expected to be settled within twelve months in Other provisions amount to
EUR 417

million (2020: EUR
139

million). The amounts included are based on best estimates with regard to
amounts and timing of cash flows required to settle the obligation.

Additions to provisions and unused amounts released are presented in Note 28 ‘Other operating expenses’.